ACQUISITIONS - Rustenburg acquisition, consideration paid and related costs (Details) R in Millions		2 Months Ended	12 Months Ended
	Oct. 19, 2016 ZAR (R) item	Dec. 31, 2016 ZAR (R)	Dec. 31, 2017 ZAR (R)	Dec. 31, 2016 ZAR (R)	Dec. 31, 2015 ZAR (R)
CONSIDERATION
Deferred payment		R 1,577.4	R 2,194.7	R 1,577.4	R 0.0
Acquisition related costs			552.1	R 157.0	R 25.7
Rustenburg Operations Acquisition
Disclosure of detailed information about business combination [line items]
Number of concentrating plants acquired | item	2
Term of operations for which free cash flow is considered	6 years
Percentage of control acquired	88.40%
Revenue contributed		1,656.0
Loss contributed		R 150.0
CONSIDERATION
Cash	R 1,500.0
Deferred payment	1,553.3
True-up amount	65.1
Total consideration	R 3,118.4
Percentage of expected distributable free cash flow generated by operations used to determine the Deferred Payment	35.00%
Cost of debt	9.50%
Acquisition related costs			R 63.9
Rustenburg Operations Acquisition | Maximum
Disclosure of detailed information about business combination [line items]
Annual payment from seller to ensure that free cash flow for the year is zero	R 267.0
Rustenburg Operations Acquisition | Minimum
Disclosure of detailed information about business combination [line items]
Annual free cash flow ensured by seller	0.0
CONSIDERATION
Gross minimum deferred payment for the contingent consideration	3,000.0
Rustenburg Operations Acquisition | Net deferred tax liabilities
Disclosure of detailed information about business combination [line items]
Increase (decrease) due to remeasurement	R 249.4